UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Management LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin            New York, N.Y.                05/13/02
--------------------        --------------------         --------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:   $158,151
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]



                                                    FORM 13F INFORMATION TABLE


               COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                                VALUE   SHRS OR  SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
            NAME OF ISSUER           TITLE OF CLASS  CUSIP     (X$1000) PRN AMT  PRN   CALL  DISCRETION   MANAGER  SOLE SHARED NONE

American International Group, Inc.     Common        026874107  14,122  195,763    SH             Sole            195,763  0     0
American Water Works Company, Inc.     Common        030411102   8,432  192,500    SH             Sole            192,500  0     0
Amgen Inc.                             Common        031162100   2,626   44,000    SH             Sole             44,000  0     0
AT&T Canada Inc.                       Common        00207Q202   1,225   49,000    SH   Put       Sole             49,000  0     0
AT&T Corp.                             Common        001957109   1,000  100,000    SH   Put       Sole            100,000  0     0
barnesandnoble.com inc.                Common        067846105     160  100,000    SH             Sole            100,000  0     0
Compaq Computer Corporation            Common        204493100   6,270  600,000    SH             Sole            600,000  0     0
Compaq Computer Corporation            Common        204493100   1,000  100,000    SH   Put       Sole            100,000  0     0
Conoco Inc.                            Common        208251504   7,032  241,000    SH             Sole            241,000  0     0
Conoco Inc.                            Common        208251504   1,250   50,000    SH   Put       Sole             50,000  0     0
Crossman Communities, Inc.             Common        22764E109   3,374   74,600    SH             Sole             74,600  0     0
Deutsche Telekom AG                    ADRS          251566105  14,439  963,894    SH             Sole            963,894  0     0
Dreyer's Grand Ice Cream, Inc.         Common        261878102     412   10,000    SH             Sole             10,000  0     0
Duke Energy Corporation                Common        264399106  12,851  339,967    SH             Sole            339,967  0     0
Elantec Semiconductor, Inc.            Common        284155108   3,032   70,900    SH             Sole             70,900  0     0
General Electric Company               Common        369604103   3,000  100,000    SH   Put       Sole            100,000  0     0
Genuity Inc.                           Common        37248E103     131  150,000    SH             Sole            150,000  0     0
Johnson & Johnson                      Common        478160104   9,780  150,575    SH             Sole            150,575  0     0
JP Realty, Inc.                        Common        46624A106   9,223  344,800    SH             Sole            344,800  0     0
Kerr-McGee Corporation                 Common        492386107     255    4,053    SH             Sole              4,053  0     0
NRG Energy, Inc.                       Common        629377102   1,000  100,000    SH   Put       Sole            100,000  0     0
OSCA, Inc.                             Common        687836106   6,628  237,900    SH             Sole            237,900  0     0
Pennzoil-Quaker State Company          Common        709323109   5,904  275,000    SH             Sole            275,000  0     0
Qwest Communications
   International Inc.                  Common        749121109     375   75,000    SH   Put       Sole             75,000  0     0
The News Corporation Limited           ADRS          652487802   2,807  116,955    SH             Sole            116,955  0     0
Travelocity.com Inc.                   Common        893953109   6,889  246,300    SH             Sole            246,300  0     0
TRW, Inc.                              Common        872649108   8,853  172,000    SH             Sole            172,000  0     0
TRW, Inc.                              Common        872649108   8,100  180,000    SH   Put       Sole            180,000  0     0
Tyco International Ltd.                Common        902124106   6,591  203,925    SH             Sole            203,925  0     0
Wachovia Corporation                   Common        929903102   5,914  159,494    SH             Sole            159,494  0     0
Worldcom, Inc. - MCI Group             Common        98157D304     185   31,352    SH             Sole             31,352  0     0
Worldcom, Inc. - Worldcom Group        Common        98157D106   5,291  784,979    SH             Sole            784,979  0     0





03164.0001 #323402